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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-3616

Madison Mosaic Income Trust
(Exact name of registrant as specified in charter)

550 Science Drive, Madison, WI  53711
(Address of principal executive offices)(Zip code)

Pamela M. Krill
Madison/Mosaic Legal and Compliance Department
550 Science Drive
Madison, WI  53711
(Name and address of agent for service)

Registrant's telephone number, including area code:  608-274-0300

Date of fiscal year end:  December 31

Date of reporting period:  September 30, 2011

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC  20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. s 3507.

Item 1.  Schedule of Investments.

Government Fund – September 30, 2011

MORTGAGE BACKED SECURITIES - 10.6%	Par Value	Value (Note 1)
Fannie Mae - 4.6%
5.5%, 2/1/18 Pool # 555345	18,070	$ 19,610
5%, 6/1/18 Pool # 555545	37,390	40,461
6.5%, 5/1/32 Pool # 636758	8,273	9,311
6.5%, 6/1/32 Pool # 254346	10,080	11,344
6%, 8/1/32 Pool # 254405	16,855	18,723
4.5%, 12/1/35 Pool # 745147	121,753	129,826
5.5%, 1/1/38 Pool # 953589	36,453	39,668
		268,943
Freddie Mac - 3.8%
5.5%, 8/1/17 Pool # E90778	13,703	14,852
4.5%, 11/1/23 Pool # G13342	36,478	38,801
6.5%, 6/1/32 Pool # C01364	9,838	11,105
4%, 10/1/40 Pool # A94362	149,812	157,099
		221,857
Ginnie Mae - 2.2%
7%, 9/20/27 Pool # E2483	6,395	7,429
6%, 2/15/38 Pool # 676516	30,529	34,079
4%, 4/15/39 Pool # 698089	80,386	86,143
		127,651

Total Mortgage Backed Securities (Cost $581,018)		618,451

U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 87.9%
Fannie Mae - 25.8%
6.125%, 3/15/12	100,000	102,676
4.875%, 5/18/12	100,000	102,700
3.625%, 2/12/13	150,000	156,542
4.75%, 2/21/13	150,000	159,043
4.375%, 7/17/13	150,000	160,482
4.625%, 10/15/13	125,000	135,566
2.375%, 7/28/15	200,000	210,618
1.625%, 10/26/15	200,000	205,300
2.375%, 4/11/16	250,000	263,794
		1,496,721
Federal Home Loan Bank - 9.0%
4%, 9/6/13	150,000	160,206
3.125%, 12/13/13	100,000	105,816
1.375%, 5/28/14	250,000	255,292
		521,314
Freddie Mac - 11.5%
4.5%, 7/15/13	150,000	161,096
2.875%, 2/9/15	125,000	133,743
2.5%, 5/27/16	350,000	371,034
		665,873
U.S. Treasury Note - 41.6%
4.75%, 5/31/12	300,000	309,129
1.875%, 6/15/12	250,000	253,047
4%, 11/15/12	250,000	260,625
0.625%, 12/31/12	200,000	201,086
0.625%, 1/31/13	150,000	150,844
4.25%, 8/15/14	100,000	110,938
2.625%, 4/30/16	375,000	404,883
3.125%, 10/31/16	400,000	442,469
4.5%, 5/15/17	90,000	106,713
3.75%, 11/15/18	150,000	173,543
		2,413,277
Total U.S. Government and Agency Obligations
(Cost $4,934,933)		5,097,185

Repurchase Agreement - 0.7%
With U.S. Bank National Association issued 9/30/11 at 0.01%, due
10/3/11, collateralized by $43,631 in Freddie Mac MBS Pool # E99430
due 9/1/18. Proceeds at maturity are $42,775 (Cost $42,775)		42,775

TOTAL INVESTMENTS - 99.2% (Cost $5,558,726)		5,758,411
NET OTHER ASSETS AND LIABILITIES - 0.8%		44,651
TOTAL ASSETS - 100%		$ 5,803,062

Core Bond Fund – September 30, 2011

CORPORATE NOTES AND BONDS - 53.5%	Par Value	Value (Note 1)
Consumer Discretionary - 3.2%
Comcast Cable Communications Holdings Inc., 8.375%, 3/15/13	27,000	$ 29,675
Comcast Corp., 5.3%, 1/15/14	100,000	108,469
McDonald's Corp., 5.35%, 3/1/18	100,000	119,428
		257,572
Consumer Staples - 8.1%
Costco Wholesale Corp., 5.5%, 3/15/17	100,000	118,405
Kellogg Co., 4.45%, 5/30/16	100,000	111,571
Kimberly-Clark Corp., 6.125%, 8/1/17	150,000	179,979
Kraft Foods Inc., 5.625%, 11/1/11	13,000	13,030
Sysco Corp., 5.25%, 2/12/18	100,000	118,620
Walgreen Co., 4.875%, 8/1/13	100,000	107,487
		649,092
Energy - 5.9%
BP Capital Markets PLC, 3.875%, 3/10/15	52,000	55,176
ConocoPhillips, 4.6%, 1/15/15	150,000	164,447
Devon Energy Corp., 6.3%, 1/15/19	125,000	151,755
Valero Energy Corp., 6.875%, 4/15/12	100,000	103,013
		474,391
Financials - 18.7%
Allstate Corp./The, 6.2%, 5/16/14	100,000	111,610
American Express Credit Corp., 5.875%, 5/2/13	150,000	159,136
Bank of New York Mellon Corp./The, 4.3%, 5/15/14	150,000	161,945
Berkshire Hathaway Finance Corp., 4.85%, 1/15/15	100,000	110,664
General Electric Capital Corp., 4.8%, 5/1/13	100,000	105,061
Goldman Sachs Group Inc./The, 5.75%, 10/1/16	100,000	105,060
JPMorgan Chase & Co., 3.7%, 1/20/15	150,000	153,817
Markel Corp., 6.8%, 2/15/13	75,000	78,381
Morgan Stanley, 5.375%, 10/15/15	150,000	148,939
National Rural Utilities Cooperative Finance Corp., 4.75%, 3/1/14	100,000	108,708
US Bancorp, 4.2%, 5/15/14	100,000	107,386
Wells Fargo & Co., 4.375%, 1/31/13	150,000	155,693
		1,506,400
Health Care - 6.3%
Abbott Laboratories, 5.6%, 11/30/17	100,000	119,000
Eli Lilly & Co., 4.2%, 3/6/14	100,000	108,113
Merck & Co. Inc., 4%, 6/30/15	150,000	165,106
Pfizer Inc., 5.35%, 3/15/15	100,000	114,020
		506,239
Industrials - 1.5%
United Parcel Service Inc., 5.5%, 1/15/18	100,000	120,203

Information Technology - 7.5%
Cisco Systems Inc., 5.5%, 2/22/16	100,000	115,411
Hewlett-Packard Co., 5.5%, 3/1/18	100,000	111,731
Oracle Corp., 4.95%, 4/15/13	100,000	106,461
Texas Instruments Inc., 2.375%, 5/16/16	150,000	153,982
Western Union Co./The, 5.93%, 10/1/16	100,000	114,364
		601,949
Materials - 1.3%
EI du Pont de Nemours & Co., 4.75%, 11/15/12	100,000	104,441

Utilities - 1.0%
Dominion Resources Inc./VA, 5.7%, 9/17/12	75,000	78,303

Total Corporate Notes and Bonds (Cost $4,075,669)		4,298,590

MORTGAGE BACKED SECURITIES - 25.4%
Fannie Mae - 15.1%
5%, 2/1/19 Pool # 725341	29,134	31,527
6%, 3/1/21 Pool # 745406	43,533	47,365
5.5%, 3/1/21 Pool # 837199	54,317	58,948
6.5%, 5/1/32 Pool # 636758	11,031	12,414
4.5%, 12/1/35 Pool # 745147	121,753	129,826
5%, 2/1/36 Pool # 745275	118,305	127,748
5%, 3/1/36 Pool # 745355	156,979	169,509
5.5%, 5/1/36 Pool # 745516	50,850	55,525
6%, 12/1/36 Pool # 256514	61,082	67,281
6%, 12/1/36 Pool # 902070	53,646	59,090
6%, 12/1/36 Pool # 903002	54,433	59,957
5.5%, 1/1/37 Pool # 905805	100,108	109,108
5.5%, 1/1/38 Pool # 953589	36,453	39,668
6%, 1/1/38 Pool # 965649	39,239	43,134
5%, 4/1/38 Pool # 889260	184,731	199,102
		1,210,202
Freddie Mac - 6.3%
5%, 2/1/21 Pool # G11911	59,961	64,811
4.5%, 4/1/23 Pool # J07302	139,108	147,965
4.5%, 11/1/23 Pool # G13342	72,956	77,601
6%, 8/1/36 Pool # A51727	51,178	56,331
6.5%, 11/1/36 Pool # C02660	57,062	63,695
5%, 9/1/38 Pool # G04815	90,039	96,695
		507,098
Ginnie Mae - 4.0%
4%, 4/15/39 Pool # 698089	301,447	323,038

Total Mortgage Backed Securities (Cost $1,905,808)		2,040,338

U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 17.8%
Freddie Mac - 3.7%
5%, 2/16/17	250,000	295,936

U.S. Treasury Bond - 2.6%
5.375%, 2/15/31	150,000	211,031

U.S. Treasury Note - 11.5%
3.125%, 10/31/16	35,000	38,716
3.125%, 5/15/19	650,000	724,243
2.625%, 11/15/20	150,000	160,430
		923,389
Total U.S. Government and Agency Obligations
(Cost $1,292,636)		1,430,356

Repurchase Agreement - 2.4%
With U.S. Bank National Association issued 9/30/11 at 0.01%, due
10/3/11, collateralized by $200,414 in Freddie Mac MBS Pool # E99430
due 9/1/18. Proceeds at maturity are $196,483 (Cost $196,483)		196,483

TOTAL INVESTMENTS - 99.1% (Cost $7,470,597)		7,965,767
NET OTHER ASSETS AND LIABILITIES - 0.9%		70,274
TOTAL ASSETS - 100%		$ 8,036,041
PLC-Public Limited Company

Institutional Bond Fund – September 30, 2011

CORPORATE NOTES AND BONDS - 46.9%	Par Value	Value (Note 1)
Consumer Discretionary - 2.5%
McDonald's Corp., 5.35%, 3/1/18	1,000,000	$ 1,194,279
Target Corp., 5.875%, 3/1/12	1,000,000	1,021,983
		2,216,262
Consumer Staples - 11.5%
Coca-Cola Co./The, 4.875%, 3/15/19	1,000,000	1,166,091
Costco Wholesale Corp., 5.3%, 3/15/12	1,000,000	1,021,502
PepsiCo Inc./NC, 4.65%, 2/15/13	1,500,000	1,582,027
Procter & Gamble Co./The, 4.7%, 2/15/19	1,500,000	1,762,104
Sysco Corp., 5.25%, 2/12/18	1,000,000	1,186,201
Walgreen Co., 4.875%, 8/1/13	125,000	134,359
Walgreen Co., 5.25%, 1/15/19	1,500,000	1,778,022
Wal-Mart Stores Inc., 4.5%, 7/1/15	1,250,000	1,402,651
Wal-Mart Stores Inc., 4.55%, 5/1/13	125,000	132,831
		10,165,788
Energy - 2.5%
BP Capital Markets PLC, 3.875%, 3/10/15	518,000	549,634
ConocoPhillips, 4.6%, 1/15/15	1,500,000	1,644,469
		2,194,103
Financials - 15.6%
Allstate Corp./The, 6.2%, 5/16/14	1,500,000	1,674,158
American Express Co., 4.875%, 7/15/13	1,500,000	1,576,013
Berkshire Hathaway Finance Corp., 4.85%, 1/15/15	1,450,000	1,604,622
General Electric Capital Corp., 4.25%, 6/15/12	170,000	172,938
General Electric Capital Corp., 4.8%, 5/1/13	830,000	872,008
Goldman Sachs Group Inc./The, 6.6%, 1/15/12	1,000,000	1,014,440
HSBC Finance Corp., 6.375%, 10/15/11	70,000	70,027
JPMorgan Chase & Co., 3.7%, 1/20/15	1,500,000	1,538,173
Morgan Stanley, 5.375%, 10/15/15	1,000,000	992,925
National Rural Utilities Cooperative Finance Corp., 4.75%, 3/1/14	1,450,000	1,576,266
US Bancorp, 4.2%, 5/15/14	1,000,000	1,073,855
Wells Fargo & Co., 5.625%, 12/11/17	1,500,000	1,698,659
		13,864,084
Health Care - 3.8%
Abbott Laboratories, 5.6%, 11/30/17	1,500,000	1,784,994
Eli Lilly & Co., 4.2%, 3/6/14	450,000	486,511
Pfizer Inc., 5.35%, 3/15/15	1,000,000	1,140,196
		3,411,701
Industrials - 2.0%
United Parcel Service Inc., 5.5%, 1/15/18	1,500,000	1,803,039

Information Technology - 7.2%
Cisco Systems Inc., 5.5%, 2/22/16	1,500,000	1,731,170
Hewlett-Packard Co., 5.25%, 3/1/12	1,000,000	1,018,985
International Business Machines Corp., 4.75%, 11/29/12	1,000,000	1,046,665
Oracle Corp., 4.95%, 4/15/13	1,000,000	1,064,609
Texas Instruments Inc., 2.375%, 5/16/16	1,500,000	1,539,823
		6,401,252
Materials - 1.8%
EI du Pont de Nemours & Co., 3.25%, 1/15/15	1,500,000	1,597,380

Total Corporate Notes and Bonds (Cost $40,514,365)		41,653,609

U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 46.9%
Fannie Mae - 4.1%
4.625%, 10/15/14	3,250,000	3,636,789

Federal Home Loan Bank - 2.4%
3.625%, 5/29/13	2,000,000	2,107,762

Freddie Mac - 5.3%
5.125%, 7/15/12	2,250,000	2,337,595
4.5%, 7/15/13	2,250,000	2,416,444
		4,754,039
U.S. Treasury Note - 35.1%
4.875%, 2/15/12	1,600,000	1,628,438
1%, 3/31/12	7,500,000	7,534,253
4%, 11/15/12	2,000,000	2,085,000
1.375%, 1/15/13	5,000,000	5,074,415
2%, 11/30/13	5,000,000	5,180,860
4.25%, 8/15/14	5,000,000	5,546,875
3.125%, 5/15/19	1,500,000	1,671,328
2.625%, 11/15/20	2,250,000	2,406,445
		31,127,614
Total U.S. Government and Agency Obligations
(Cost $40,647,448)		41,626,204

Repurchase Agreement - 5.4%
With U.S. Bank National Association issued 9/30/11 at 0.01%, due
10/3/11, collateralized by $4,895,307 in Freddie Mac MBS Pool # E99430
due 9/1/18. Proceeds at maturity are $4,799,299 (Cost $4,799,298)		4,799,298

TOTAL INVESTMENTS - 99.2% (Cost $85,961,111)		88,079,111
NET OTHER ASSETS AND LIABILITIES - 0.8%		700,007
TOTAL ASSETS - 100%		$ 88,779,118
PLC-Public Limited Company

Investment Grade Corporate Bond Fund – September 30, 2011

CORPORATE NOTES AND BONDS - 96.6%	Par Value	Value (Note 1)
Consumer Discretionary - 7.7%
Comcast Corp., 6.45%, 3/15/37	20,000	$ 23,084
McDonald's Corp., 5.8%, 10/15/17	20,000	24,128
Target Corp., 5.875%, 7/15/16	20,000	23,792
		71,004
Consumer Staples - 21.4%
Coca-Cola Refreshments USA Inc., 7.375%, 3/3/14	10,000	11,429
Costco Wholesale Corp., 5.3%, 3/15/12	20,000	20,430
General Mills Inc., 5.65%, 2/15/19	20,000	23,719
Kimberly-Clark Corp., 6.125%, 8/1/17	10,000	11,999
Kraft Foods Inc., 6.5%, 8/11/17	20,000	23,761
PepsiCo Inc./NC, 5.5%, 1/15/40	25,000	31,339
Sysco Corp., 5.25%, 2/12/18	25,000	29,655
Walgreen Co., 5.25%, 1/15/19	20,000	23,707
Wal-Mart Stores Inc., 3.25%, 10/25/20	20,000	20,759
		196,798
Energy - 8.0%
BP Capital Markets PLC, 3.875%, 3/10/15	13,000	13,794
ConocoPhillips, 4.6%, 1/15/15	20,000	21,926
Devon Energy Corp., 5.625%, 1/15/14	15,000	16,459
Valero Energy Corp., 6.625%, 6/15/37	10,000	10,778
Valero Energy Corp., 6.875%, 4/15/12	10,000	10,301
		73,258
Financials - 25.7%
American Express Co., 4.875%, 7/15/13	25,000	26,267
Bank of New York Mellon Corp./The, 4.3%, 5/15/14	25,000	26,991
Berkshire Hathaway Finance Corp., 4.85%, 1/15/15	20,000	22,133
General Electric Capital Corp., 6.75%, 3/15/32	25,000	28,623
Goldman Sachs Group Inc./The, 5.125%, 1/15/15	20,000	20,663
JPMorgan Chase & Co., 4.75%, 3/1/15	20,000	21,201
Morgan Stanley, 5.375%, 10/15/15	10,000	9,929
National Rural Utilities Cooperative Finance Corp., 4.75%, 3/1/14	25,000	27,177
US Bancorp, 4.2%, 5/15/14	25,000	26,846
Wells Fargo & Co., 4.6%, 4/1/21	15,000	16,065
Wells Fargo & Co., 5.625%, 12/11/17	10,000	11,324
		237,219
Health Care - 6.3%
Abbott Laboratories, 5.875%, 5/15/16	25,000	29,460
Pfizer Inc., 5.35%, 3/15/15	25,000	28,505
		57,965
Industrials - 7.8%
Caterpillar Inc., 5.2%, 5/27/41	20,000	23,467
CSX Corp., 6.15%, 5/1/37	20,000	24,684
United Parcel Service Inc., 5.5%, 1/15/18	20,000	24,040
		72,191
Information Technology - 14.2%
Cisco Systems Inc., 5.5%, 2/22/16	25,000	28,853
Hewlett-Packard Co., 3.75%, 12/1/20	25,000	24,331
International Business Machines Corp., 4.75%, 11/29/12	20,000	20,933
Intuit Inc., 5.4%, 3/15/12	10,000	10,183
Oracle Corp., 5.75%, 4/15/18	20,000	23,862
Western Union Co./The, 5.93%, 10/1/16	20,000	22,873
		131,035
Materials - 2.8%
EI du Pont de Nemours & Co., 4.75%, 11/15/12	25,000	26,110

Telecommunication Services - 1.6%
BellSouth Corp., 6%, 10/15/11	15,000	15,004

Utilities - 1.1%
Dominion Resources Inc./VA, 5.7%, 9/17/12	10,000	10,440

Total Corporate Notes and Bonds (Cost $817,571)		891,024

Repurchase Agreement - 2.3%
With U.S. Bank National Association issued 9/30/11 at 0.01%, due
10/3/11, collateralized by $21,480 in Freddie Mac MBS Pool # E99430
due 9/1/18. Proceeds at maturity are $21,059 (Cost $21,058)		21,058

TOTAL INVESTMENTS - 98.9% (Cost $838,630)		912,082
NET OTHER ASSETS AND LIABILITIES - 1.1%		10,040
TOTAL ASSETS - 100%		$ 922,122
PLC-Public Limited Company

Notes to Quarterly Holdings Report

1. Portfolio Valuation: Repurchase agreements and other securities having maturities of 60 days or less are valued at amortized cost, which approximates market value.  Securities having longer maturities, for which quotations are readily available, are valued at the mean between their closing bid and ask prices.  Securities for which market quotations are not readily available are valued at their fair value as determined in good faith under procedures approved by the Board of Trustees.

Each fund has adopted the Financial Accounting Standards Board (“FASB”) applicable guidance on fair value measurements.  Fair value is defined as the price that each fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data “inputs” and minimize the use of unobservable “inputs” and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique). Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

Level 1 - quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rate volatilities, prepayment speeds, credit risk, benchmark yields, transactions, bids, offers, new issues, spreads and other relationships observed in the markets among comparable securities, underlying equity of the issuer; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data, etc.)

Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The valuation techniques used by the funds to measure fair value for the period ended September 30, 2011 maximized the use of observable inputs and minimized the use of unobservable inputs.  As of September 30, 2011, none of the funds held securities deemed as a Level 3.

The following is a summary of the inputs used as of September 30, 2011 in valuing the funds’ investments carried at fair value:

	Quoted Prices in Active Markets for Identical Investments	Significant Other Observable Inputs	Significant Unobservable Inputs	Value at
Fund	(Level 1)	(Level 2)	(Level 3)	9/30/2011
Government Fund
Mortgage Backed Securities	$ -	$ 618,451	$ -	$ 618,451
U.S. Government and Agency Obligations		5,097,185		5,097,185
Repurchase Agreement		42,775		42,775
	$ -	$ 5,758,411	$ -	$ 5,758,411
Core Bond Fund
Corporate Notes and Bonds	$ -	$ 4,298,590	$ -	$ 4,298,590
Mortgage Backed Securities		2,040,338		2,040,338
U.S. Government and Agency Obligations		1,430,356		1,430,356
Repurchase Agreement		196,483		196,483
	$ -	$ 7,965,767	$ -	$ 7,965,767
Institutional Bond Fund
Corporate Notes and Bonds	$ -	$ 41,653,609	$ -	$ 41,653,609
U.S. Government and Agency Obligations		41,626,204		41,626,204
Repurchase Agreement		4,799,298		4,799,298
	$ -	$ 88,079,111	$ -	$ 88,079,111
Investment Grade Corporate Bond Fund
Corporate Notes and Bonds	$ -	$ 891,024	$ -	$ 891,024
Repurchase Agreement		21,058		21,058
	$ -	$ 912,082	$ -	$ 912,082

The Funds have adopted the Accounting Standard Update, Fair Value Measurements and Disclosures; Improving Disclosures about Fair Value Measurements which provides guidance on how investment assets and liabilities are to be valued and disclosed. Specifically, the amendment requires reporting entities to disclose i) the input and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements, for Level 2 or Level 3 positions, ii) transfers between all levels (including Level 1 and Level 2) will be required to be disclosed on a gross basis (i.e. transfers out must be disclosed separately from transfers in) as well as the reason(s) for the transfer and iii) purchases, sales, issuances and settlements must be shown on a gross basis in the Level 3 rollforward rather than as one net number. The effective date of the amendment is for interim and annual periods beginning after December 15, 2009, and the requirement to provide the Level 3 activity for purchases, sales, issuance and settlements on a gross basis was effective for interim and annual period beginning after December 15, 2010. There were no transfers between classification levels during the period ended September 30, 2011.

The Funds adopted guidance regarding enhanced disclosures about funds' derivative and hedging activities.  Management has determined that there is no impact on the financial statements of the Funds held in the Trust as they did not hold derivative financial instruments during the year.

In May 2011, FASB issued ASU 2011-04, modifying Topic 820, Fair Value Measurements and Disclosures.  At the same time, the International Accounting Standards Board (“IASB”) issued International Financial Reporting Standard (“IFRS”) 13, Fair Value Measurement.  The objective by the FASB and IASB is convergence of their guidance on fair value measurements and disclosures.  The effective date of the ASU is for Interim and annual periods beginning after December 15, 2011, and therefore not effective for the current fiscal year.  The adviser is in the process of assessing the impact of the updated standards on the Fund’s financial statements.

Investment Transactions: Investment transactions are recorded on a trade date basis. The cost of investments sold is determined on the identified cost basis for financial statement and federal income tax purposes.

Item 2. Controls and Procedures.

(a) The registrant's principal executive officer and principal financial officer determined that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act") are effective, based on their evaluation of these controls and procedures within 90 days of the date of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act.  There were no significant changes in the Trust's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation. The officers identified no significant deficiencies or material weaknesses.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3.  Exhibits.

Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Act.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Madison Mosaic Income Trust

By: (signature)

W. Richard Mason, CCO
 Date:  November 23, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: (signature)

Katherine L. Frank, Principal Executive Officer
Date:  November 23, 2011

By:  (signature)

Greg Hoppe, Principal Financial Officer
Date: November 23, 2011